Schedule of Investments
September 30, 2021 (unaudited)
AmericaFirst Risk-On Risk-Off Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 52.09%

Accident & Health Insurance - 2.49%
Principal Financial Group, Inc.	3,496	225,142

Air Transportation, Scheduled - 0.02%
AMR Corp. (2)	80,929	1,619

Commercial Banks, Nec - 2.59%
Bank of Montreal	2,347	234,066

Finance Lessors - 2.49%
Ally Financial, Inc.	4,415	225,386

Fire, Marine & Casualty Insurance - 2.36%
American Financial Group, Inc.	1,693	213,030
American International Group, Inc.	4,281	234,984
Berkshire Hathaway, Inc. Class B (2)	648	176,865

		624,879
Investment Advice - 2.50%
Ameriprise Financial, Inc.	856	226,087

Motor Vehicles & Passenger Car Bodies - 2.64%
Toyota Motor Corp. (2)	1,341	238,363

National Commercial Banks - 2.69%
Regions Financial Corp.	11,432	243,616

Operative Builders - 2.27%
D.R. Horton, Inc.	2,443	205,139

Railroads, Line-Haul Operating - 2.44%
Canadian Pacific Railway Ltd.	3,395	220,913

Real Estate - 2.61%
CBRE Group, Inc. (2)	2,425	236,098

Refrigeration & Service Industry Machinery - 2.41%
The Middleby Corp. (2)	1,277	217,741

Retail-Catalog & Mail-Order Houses - 2.34%
CDW Corp.	1,164	211,871

Security Brokers, Dealers & Flotation Companies - 2.56%
Raymond James Financial, Inc.	2,505	231,161

Services-Business Services, Nec - 2.46%
Fidelity National Informations Services, Inc.	1,828	222,431
Global Payments, Inc.	1,436	226,285

		448,716
Services-Management Services - 2.54%
Gartner, Inc. (2)	757	230,037

Specialty Industry Machinery, Nec - 2.43%
Lam Research Corp.	386	219,692

State Commercial Banks - 2.73%
East West Bancorp, Inc.	3,185	246,965

Wholesale-Motor Vehicles & Motor Vehicle Parts & Supplies - 2.47%
LKQ Corp. (2)	4,433	223,069

Total Common Stock	(Cost $ 5,311,336)	4,710,560

Exchange-Traded Funds - 49.49%

iShares 7-10 Year Treasury Bond ETF	19,934	2,296,795
iShares 10-20 Year Treasury Bond ETF	14,815	2,178,842

Total Exchange-Traded Funds	(Cost $ 4,616,576)	4,475,637

Total Investments - 101.59%	(Cost $ 9,927,912)	9,186,197

Liabilities In Excess Of Other Assets - -1.59%		(143,448)

Total Net Assets - 100.00%		9,042,749

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$9,184,578	$0
Level 2 - Other Significant Observable Inputs	1,619	-
Level 3 - Significant Unobservable Inputs		-
Total	$9,186,197	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) All or a portion of this security is on loan.
(4) Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at September 30, 2021.
(5) Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2021.
(6) Assets of affiliates to the Conservative Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustees Deferred Compensation Plan.
(7) Fair valued security deemed as Level 3 security.
(8) Exchange-traded fund.
(9) Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
(*) Indicates an illiquid and fair valued security.